Stockholders' Equity: Warrants and options outstanding (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Tables/Schedules
Warrants and options outstanding
Warrant summary	Number of warrants outstanding	Exercise price	Maximum proceeds	Expiration Date
Warrants issued in the preferred stock private placement	184,625	$ 12.00	2,215,500	02/28/2014
Warrants issued upon conversion of preferred stock	869,750	$ 8.50	7,392,875	02/28/2014
Warrants issued our initial public offering	881,901	$ 10.00	8,819,010	02/28/2014
Warrants issued to our underwriters	95,000	$ 14.00	1,330,000	02/28/2014
Warrants issued with 10% convertible notes	100,000	$ 6.50	650,000	11/05/2014
Warrants issued with 8% convertible notes	1,157,392	$ 4.00	4,629,568	07/31/2013
Warrants issued with 8% convertible notes	1,157,392	$ 6.00	6,944,352	07/31/2014
Total	4,446,060	various	31,981,305	various

Warrant summary	Number of warrants outstanding	Exercise price per share	Maximum Proceeds ($)	Expiration Date
Warrants issued in the preferred stock private placement	184,625	$ 12.00	2,215,494	02/28/2014
Warrants issued upon conversion of preferred stock	869,750	$ 8.50	7,392,875	02/28/2014
Warrants issued our initial public offering	881,901	$ 10.00	8,819,010	02/28/2014
Warrants issued to our underwriters	95,000	$ 14.00	1,330,000	02/28/2014
Warrants issued with convertible notes	100,000	$ 6.50	650,000	11/05/2014